Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 2,857,270	$ (3,551,740)	$ 4,955,757
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	11,523,338	15,255,000	8,354,000
Depreciation expense	1,940,319	1,963,842	2,044,257
Net amortization (accretion) of debt securities, premiums, and discounts	836,955	698,420	524,639
Amortization of intangible assets	434,763	526,477	626,111
Stock based compensation expense	57,874	87,310	130,459
(Gain) loss on sales and dispositions of premises and equipment	(12,633)	59,716	137,209
Loss (gain) on sales and dispositions of other real estate owned and repossessions	206,337	2,310,734	(27,158)
Provision for other real estate owned	1,251,466	6,158,433
Decrease in accrued interest receivable	393,074	891,873	850,536
Increase in cash surrender value - life insurance	(62,487)	(72,055)	(77,008)
Decrease (increase) in other assets	1,042,111	(124,729)	(4,419,959)
Decrease in accrued interest payable	(437,301)	(946,618)	(1,409,294)
Increase (decrease) in other liabilities	161,386	30,164	(730,764)
Gain on sales of debt securities			(605,716)
Origination of mortgage loans for sale	(73,271,617)	(104,001,793)	(150,628,000)
Proceeds from the sale of mortgage loans	74,982,503	106,547,681	153,601,630
Gain on sale of mortgage loans, net	(1,649,309)	(2,493,465)	(2,973,630)
Decrease (increase) in net deferred tax asset	461,624	(2,298,860)	(1,016,107)
Other, net	116,205	415,823	414,193
Net cash provided by operating activities	20,831,878	21,456,213	9,751,155
Cash flows from investing activities:
Net decrease in loans	32,297,544	53,925,733	4,283,403
Purchase of available-for-sale debt securities	(122,871,083)	(189,081,925)	(156,459,542)
Proceeds from maturities of available-for-sale debt securities	36,922,899	114,899,133	115,169,758
Proceeds from calls of available-for-sale debt securities	54,184,650	46,795,100	24,237,200
Proceeds from sales of available-for-sale debt securities			12,546,609
Purchase of FHLB stock		(392,300)
Proceeds from sales of FHLB stock	1,757,100	1,003,900	2,121,700
Purchases of premises and equipment	(3,392,639)	(549,285)	(2,369,890)
Proceeds from sales of premises and equipment	47,549	34,528	632,165
Proceeds from sales of other real estate owned and repossessions	7,435,005	9,689,435	6,168,067
Net cash provided by investing activities	6,381,025	36,324,319	6,329,470
Cash flows from financing activities:
Net increase in demand deposits	21,437,288	2,731,931	9,772,439
Net increase in interest-bearing transaction accounts	5,461,149	24,853,535	11,657,302
Net decrease in time deposits	(15,336,940)	(37,245,608)	(20,403,333)
Net (decrease) increase in federal funds purchased and securities sold under agreements to repurchase	(5,552,176)	(6,576,981)	7,506,811
Proceeds from Federal Home Loan Bank advances		10,000,000	20,145,000
Repayment of Federal Home Loan Bank advances	(38,575,989)	(22,331,324)	(69,885,181)
Cash dividends paid - preferred stock	(1,512,750)	(1,512,750)	(1,369,879)
Cash dividends paid - common stock	(903,755)	(1,385,230)	(2,665,557)
Net cash used by financing activities	(34,983,173)	(31,466,427)	(45,242,398)
Net (decrease) increase in cash and cash equivalents	(7,770,270)	26,314,105	(29,161,773)
Cash and cash equivalents, beginning of year	50,979,800	24,665,695	53,827,468
Cash and cash equivalents, end of year	43,209,530	50,979,800	24,665,695
Cash paid during the year for:
Interest	11,290,146	16,699,120	24,383,520
Income taxes	665,000	800,000	1,487,000
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 10,903,813	$ 23,676,706	$ 6,982,125